Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, by Reportable Segment
The following table summarizes the changes in the Company’s goodwill, by reportable segment, for the years ended December 31, 2018 and 2017:

	Advanced Plastic Processing Technologies	Melt Delivery and Control Systems	Fluid Technologies	Corporate	Total
	(in millions)
Balance at December 31, 2016	$36.4	$424.0	$46.9	$—	$507.3
Goodwill impairment	(1.4)	—	—	—	(1.4)
Foreign currency translation adjustments	—	28.6	—	—	28.6
Balance at December 31, 2017	35.0	452.6	46.9	—	534.5
Foreign currency translation adjustments	—	(21.3)	—	—	(21.3)
Balance at December 31, 2018	$35.0	$431.3	$46.9	$—	$513.2

Intangible Assets, Subject to Amortization
The following table summarizes the Company’s other intangible assets at December 31, 2018:

	Gross Amount	Accumulated Amortization	Net Amount
	(in millions)
Intangible assets subject to amortization:
Trademarks	$35.7	$19.6	$16.1
Technology	110.9	53.0	57.9
Customer relationships	213.7	130.7	83.0
Total intangible assets subject to amortization	360.3	203.3	157.0
Trademarks, not subject to amortization	135.7	—	135.7
Total	$496.0	$203.3	$292.7
The following table summarizes the Company’s other intangible assets at December 31, 2017:

	Gross Amount	Accumulated Amortization	Net Amount
	(in millions)
Intangible assets subject to amortization:
Trademarks	$37.2	$17.5	$19.7
Technology	118.2	46.7	71.5
Customer relationships	218.4	121.3	97.1
Total intangible assets subject to amortization	373.8	185.5	188.3
Trademarks, not subject to amortization	141.6	—	141.6
Total	$515.4	$185.5	$329.9

Intangible Assets, Not Subject to Amortization
The following table summarizes the Company’s other intangible assets at December 31, 2018:

	Gross Amount	Accumulated Amortization	Net Amount
	(in millions)
Intangible assets subject to amortization:
Trademarks	$35.7	$19.6	$16.1
Technology	110.9	53.0	57.9
Customer relationships	213.7	130.7	83.0
Total intangible assets subject to amortization	360.3	203.3	157.0
Trademarks, not subject to amortization	135.7	—	135.7
Total	$496.0	$203.3	$292.7
The following table summarizes the Company’s other intangible assets at December 31, 2017:

	Gross Amount	Accumulated Amortization	Net Amount
	(in millions)
Intangible assets subject to amortization:
Trademarks	$37.2	$17.5	$19.7
Technology	118.2	46.7	71.5
Customer relationships	218.4	121.3	97.1
Total intangible assets subject to amortization	373.8	185.5	188.3
Trademarks, not subject to amortization	141.6	—	141.6
Total	$515.4	$185.5	$329.9